Basis of Presentation and Organization (Details Textual) (USD $)					12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Common stock [Member]	Jun. 30, 2013 Common stock [Member] Moneytech Limited [Member]	Jun. 30, 2013 President [Member] Preferred Series B Stock [Member] Moneytech Limited [Member]	Jun. 30, 2013 Investor [Member]	Jun. 30, 2013 Consulting Services [Member]
Basis of Presentation and Organization (Textual)
Business acquisition, number of shares issued					5,300,000	5,000
Common stock, shares to be issued	509,000	338,368
Number of shares Outstanding				10,300,000
Shares issued prior to reverse merger							179,369	159,000
Price per share							$ 2.02	$ 1.25